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       SUPPLEMENT dated January 8, 1996 to Prospectus dated May 1, 1995

                       FirstLine Variable Universal Life


The following table replaces the table of ratings that appears on page 15 of the Prospectus. Please retain this information for future reference:


                   A.M. Best                       A+(superior)
                 Duff & Phelp's                        AAA
                    Moody's                            Aa2
               Standard & Poor's                       AAA
              Weiss Research, Inc.                      A